Statements of Consolidated Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues	$ 7,040	$ 8,235	$ 7,911
Fuel, purchased power costs and delivery fees	(3,396)	(4,371)	(3,934)
Net gain from commodity hedging and trading activities	1,011	2,161	1,736
Operating costs	(924)	(837)	(693)
Depreciation and amortization	(1,470)	(1,380)	(1,172)
Selling, general and administrative expenses	(728)	(722)	(741)
Franchise and revenue-based taxes	(96)	(106)	(108)
Impairment of goodwill (Note 4)	0	(4,100)	(70)
Other income (Note 7)	48	903	59
Other deductions (Note 7)	(524)	(18)	(63)
Interest income	86	90	62
Interest expense and related charges (Note 19)	(3,792)	(3,067)	(2,121)
Income (loss) before income taxes	(2,745)	(3,212)	866
Income tax (expense) benefit (Note 6)	943	(318)	(351)
Net income (loss)	(1,802)	(3,530)	515
Net (income) loss attributable to noncontrolling interest	0	0	0
Net income (loss) attributable to EFCH	$ (1,802)	$ (3,530)	$ 515